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                                                           [LETTER HEAD OF CITI]

May 23, 2008

VIA EDGAR
---------

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street NE
Stop 1-4
Washington, D.C. 20549

RE: FORUM FUNDS (the "Registrant")   File Nos. 2-67052; 811-03023
                                              CIK: 0000315774

Ladies and Gentlemen:

     On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Statement of Additional Information for the Brown Advisory Funds dated May 1, 2008 does not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on May 20, 2008 accession number 0001193125-08-119385 (40 Act).

     If you have any questions concerning this filing, please do not hesitate to call Peter W. Kronberg collect at (617) 824-1436.

Sincerely,


/s/ Peter W. Kronberg
--------------------------------------

Vice President

cc:  David Churchill
     Shannon Murr
        Brown Investment Advisory, Incorporated
     Jennifer Millenbaugh
     Curtis Barnes
           Citi Fund Services, LLC
     Francine Rosenberger
        K&L Gates